BASIS OF PRESENTATION - Schedule of Reclassifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Revenue from single-family rental properties	$ 645,585	$ 445,915	[1]
Direct operating expenses	(209,089)	(149,940)	[1]
Income from equity-accounted investments in multi-family rental properties	1,550	2,255	[1]
Income (loss) before income taxes from discontinued operations	37,738	(4,146)	[1]
Income tax expense - deferred	189,179	219,137	[1]
Income tax recovery - deferred	$ (40,482)	(40,818)	[1]
Reclassify resident recoveries
Disclosure of reclassifications or changes in presentation [line items]
Revenue from single-family rental properties		4,172
Direct operating expenses		(4,172)
Reclassify income from discontinued operations
Disclosure of reclassifications or changes in presentation [line items]
Income from equity-accounted investments in multi-family rental properties		(73,078)
Income (loss) before income taxes from discontinued operations		73,078
Reclassify tax expense - deferred to continuing operations
Disclosure of reclassifications or changes in presentation [line items]
Income tax expense - deferred		15,346
Income tax recovery - deferred		(15,346)
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Revenue from single-family rental properties		441,743
Direct operating expenses		(145,768)
Income from equity-accounted investments in multi-family rental properties		75,333
Income (loss) before income taxes from discontinued operations		(77,224)
Income tax expense - deferred		234,483
Income tax recovery - deferred		$ (56,164)

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.